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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
   Address:      Two Seaport Lane
                 Boston, MA 02210-2021

Form 13F File Number: 028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:   (617) 261-9324

Signature, Place, and Date of Signing:

                                      Boston, Massachusetts   August 7, 2006
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-1190                     Frank Russell Company

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: 5,192,773,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number       Name

 1       028-06536                  AEW Capital Management, Inc.
 2       028-10256                  AEW Management and Advisors, L.P.
 3       028-10257                  AEW Investment Group, Inc.
 4       028-06808                  IXIS Asset Management North America, L.P.

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                      FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.

    COLUMN 1          COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8
-------------------- --------- --------- --------- ---------------------- -------------- ------------ ----------------------------
                      TITLE OF             VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER            VOTING AUTHORITY
  NAME OF ISSUER       CLASS      CUSIP   (x$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS     SOLE       SHARED    NONE
-------------------- --------- --------- --------- ------------ ---- ---- -------------- ------------ ---------- ------ ----------
AMB Property Corp     COM      00163T109    60,938   1,205,500  SH        Shared-Defined  01 02 03 04    871,500   -       334,000
American Campus
  Communities         COM      024835100     2,167      87,200  SH        Shared-Defined  01 02 03 04     87,200   -             -
Apartment Invt &
  Mgmt                COM      03748r101    31,032     714,200  SH        Shared-Defined  01 02 03 04    515,500   -       198,700
Archstone-Smith
  Trust               COM      039583109   223,121   4,386,100  SH        Shared-Defined  01 02 03 04  2,980,600   -     1,405,500
Avalon Bay
  Communities         COM      053484101   261,019   2,359,600  SH        Shared-Defined  01 02 03 04  1,601,100   -       758,500
Biomed Realty Trust
  Inc.                COM      09063H107    33,494   1,118,700  SH        Shared-Defined  01 02 03 04    850,000   -       268,700
Boston Properties
  Inc.                COM      101121101   325,838   3,604,400  SH        Shared-Defined  01 02 03 04  2,430,900   -     1,173,500
Brandywine Realty
  Trust               COM      105368203   136,224   4,234,515  SH        Shared-Defined  01 02 03 04  2,899,870   -     1,334,645
Camden Property
  Trust               COM      133131102   184,382   2,506,900  SH        Shared-Defined  01 02 03 04  1,769,500   -       737,400
CarrAmerica Realty    COM      144418100     6,705     150,500  SH        Shared-Defined  01 02 03 04     97,100   -        53,400
Cedar Shopping
  Centers             COM      150602209     7,728     525,000  SH        Shared-Defined  01 02 03 04    525,000   -             -
Centracore
  Properties Trust    COM      15235H107     2,129      86,000  SH        Shared-Defined  01 02 03 04     86,000   -             -
Corporate Office
  Properties          COM      22002t108    36,311     862,900  SH        Shared-Defined  01 02 03 04    624,600   -       238,300
Developers
  Diversified         COM      251591103   122,493   2,347,500  SH        Shared-Defined  01 02 03 04  1,751,200   -       596,300
Duke Realty Corp.     COM      264411505    34,802     990,100  SH        Shared-Defined  01 02 03 04    722,800   -       267,300
Eastgroup
  Properties          COM      277276101    13,257     284,000  SH        Shared-Defined  01 02 03 04    284,000   -             -
Entertainment Pptys
  Tr                  COM      29380T105     9,127     212,000  SH        Shared-Defined  01 02 03 04    212,000   -             -
Equity Lifestyle
  Properties          COM      29472R108       964      22,000  SH        Shared-Defined  01 02 03 04              -        22,000
Equity Office
  Properties          COM      294741103    52,859   1,447,800  SH        Shared-Defined  01 02 03 04  1,032,500   -       415,300
Equity One Inc.       COM      294752100     4,203     201,100  SH        Shared-Defined  01 02 03 04    201,100   -             -
Equity Residential    COM      29476L107   250,510   5,600,500  SH        Shared-Defined  01 02 03 04  3,787,100   -     1,813,400
Extra Space Storage
  Inc.                COM      30225T102    28,107   1,730,700  SH        Shared-Defined  01 02 03 04  1,380,300   -       350,400
Federal Realty Invs
  Trust               COM      313747206   145,719   2,081,700  SH        Shared-Defined  01 02 03 04  1,350,000   -       731,700
First Potomac
  Realty Trust        COM      33610F109    24,011     806,000  SH        Shared-Defined  01 02 03 04    649,400   -       156,600
GMH Communications    COM      36188G102     3,163     240,000  SH        Shared-Defined  01 02 03 04    240,000   -             -
General Growth Prop   COM      370021107   145,949   3,239,000  SH        Shared-Defined  01 02 03 04  2,146,200   -     1,092,800
Glenborough Realty
  Trust               COM      37803p105     3,209     149,000  SH        Shared-Defined  01 02 03 04    149,000   -             -
Glimcher Realty
  Trust               COM      379302102     6,401     258,000  SH        Shared-Defined  01 02 03 04    258,000   -             -
HRPT Properties
  Trust               COM      40426W101    13,410   1,160,000  SH        Shared-Defined  01 02 03 04  1,160,000   -             -

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
Health Care Pptys
  Invest Inc.         COM      421915109     6,391     239,000  SH        Shared-Defined  01 02 03 04    239,000   -             -
Health Care Reit
  Inc.                COM      42217k106       122       3,500  SH        Shared-Defined  01 02 03 04      3,500   -             -
Healthcare Realty
  Trust Inc.          COM      421946104    45,093   1,415,800  SH        Shared-Defined  01 02 03 04  1,269,700   -       146,100
Heritage Property
  Investment          COM      42725M107    11,719     335,600  SH        Shared-Defined  01 02 03 04    335,600   -             -
Highwoods Properties  COM      431284108    87,827   2,427,500  SH        Shared-Defined  01 02 03 04  1,936,000   -       491,500
Home Properties of
  NY Inc              COM      437306103    26,312     474,000  SH        Shared-Defined  01 02 03 04    356,800   -       117,200
Hospitality
  Properties          COM      44106m102    24,617     560,500  SH        Shared-Defined  01 02 03 04    448,500   -       112,000
Host Hotels &
  Resorts             COM      44107P104   207,486   9,487,225  SH        Shared-Defined  01 02 03 04  6,470,286   -     3,016,939
ISTAR Financial Inc   COM      45031U101    43,405   1,149,800  SH        Shared-Defined  01 02 03 04    927,800   -       222,000
Kilroy Realty Corp.   COM      49427f108    73,623   1,019,000  SH        Shared-Defined  01 02 03 04    788,900   -       230,100
Kimco Realty Corp.    COM      49446r109    60,398   1,655,200  SH        Shared-Defined  01 02 03 04  1,202,600   -       452,600
Kite Realty Group     COM      49803T102    15,069     966,600  SH        Shared-Defined  01 02 03 04    656,500   -       310,100
LaSalle Hotel
  Properties          COM      517942108     2,547      55,000  SH        Shared-Defined  01 02 03 04     55,000   -             -
Lexington Corporate
  Pptys               COM      529043101     5,616     260,000  SH        Shared-Defined  01 02 03 04    260,000   -             -
Liberty Property
  Trust               COM      531172104   247,547   5,600,600  SH        Shared-Defined  01 02 03 04  3,850,900   -     1,749,700
Macerich Company
  (the)               COM      554382101    68,024     969,000  SH        Shared-Defined  01 02 03 04    768,900   -       200,100
Mack Cali Realty
  Corp                COM      554489104    39,702     864,600  SH        Shared-Defined  01 02 03 04    722,800   -       141,800
Mid-America
  Apartment           COM      59522j103     7,805     140,000  SH        Shared-Defined  01 02 03 04    140,000   -             -
Municipal Mortgage
  and Equity          COM      62624B101     4,074     150,000  SH        Shared-Defined  01 02 03 04    150,000   -             -
National Retail
  Properties          COM      202218103     5,424     271,900  SH        Shared-Defined  01 02 03 04    271,900   -             -
Nationwide Health
  Properties Inc.     COM      638620104    32,138   1,427,700  SH        Shared-Defined  01 02 03 04  1,128,200   -       299,500
Omega Healthcare
  Investors           COM      681936100    25,164   1,903,500  SH        Shared-Defined  01 02 03 04  1,766,500   -       137,000
PS Business Parks
  Inc                 COM      69360j107    39,925     676,700  SH        Shared-Defined  01 02 03 04    488,200   -       188,500
Pan Pacific Retail    COM      69806L104    83,341   1,201,400  SH        Shared-Defined  01 02 03 04    907,200   -       294,200
Parkway Properties
  Inc/Md              COM      70159q104     8,190     180,000  SH        Shared-Defined  01 02 03 04    180,000   -             -
Plum Creek Timber
  Co.                 COM      729251108    11,928     336,000  SH        Shared-Defined  01 02 03 04    253,000   -        83,000
Primaris Retail REIT  COM      74157U109     5,844     400,000  SH        Shared-Defined  01 02 03 04    400,000   -             -
Prologis Trust        COM      743410102   283,663   5,442,500  SH        Shared-Defined  01 02 03 04  3,682,200   -     1,760,300
Public Storage Inc.   COM      74460d109   189,500   2,496,700  SH        Shared-Defined  01 02 03 04  1,666,200   -       830,500
Ramco Gershenson
  Properties          COM      751452202     4,686     174,000  SH        Shared-Defined  01 02 03 04    174,000   -             -

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
Realty Income Corp    COM      756109104    13,412     612,400  SH        Shared-Defined  01 02 03 04    561,900   -        50,500
Regency Centers
  Corp.               COM      758849103   143,865   2,314,800  SH        Shared-Defined  01 02 03 04  1,506,100   -       808,700
Senior Housing
  Properties Trust    COM      81721M109    12,576     702,200  SH        Shared-Defined  01 02 03 04    702,200   -             -
Shurgard Storage
  Ctrs                COM      82567d104    28,869     461,900  SH        Shared-Defined  01 02 03 04    329,200   -       132,700
Simon Property Group  COM      828806109   388,118   4,679,500  SH        Shared-Defined  01 02 03 04  3,197,600   -     1,481,900
Spirit Finance Corp.  COM      848568309    25,034   2,223,300  SH        Shared-Defined  01 02 03 04  1,744,400   -       478,900
Strategic Hotels &
  Resorts Inc.        COM      86272T106    13,769     663,900  SH        Shared-Defined  01 02 03 04    478,100   -       185,800
Tanger Factory
  Outlets             COM      875465106     4,661     144,000  SH        Shared-Defined  01 02 03 04    144,000   -             -
Taubman Centers Inc.  COM      876664103    69,313   1,694,700  SH        Shared-Defined  01 02 03 04  1,289,200   -       405,500
Trizec Properties
  Inc                 COM      89687P107   110,218   3,848,400  SH        Shared-Defined  01 02 03 04  2,200,900   -     1,647,500
Trustreet Properties  COM      898404108     4,788     363,000  SH        Shared-Defined  01 02 03 04    363,000   -             -
U Store IT Trust      COM      91274F104    11,935     632,800  SH        Shared-Defined  01 02 03 04    492,800   -       140,000
United Dominion
  Realty              COM      910197102    49,911   1,781,900  SH        Shared-Defined  01 02 03 04  1,328,900   -       453,000
Ventas Inc.           COM      92276F100     6,776     200,000  SH        Shared-Defined  01 02 03 04    200,000   -             -
Vornado Realty
  Trust.              COM      929042109   198,280   2,032,600  SH        Shared-Defined  01 02 03 04  1,347,000   -       685,600
Brookfield
  Properties          COM      112900105   100,271   3,116,900  SH        Shared-Defined  01 02 03 04  2,336,600   -       780,300
Hilton Hotels Corp.   COM      432848109   124,613   4,406,400  SH        Shared-Defined  01 02 03 04  2,883,400   -     1,523,000
Starwood Hotels &
  Resorts             COM      85590A401    49,913     827,200  SH        Shared-Defined  01 02 03 04    564,700   -       262,500
Column Totals                            5,192,773 115,600,140                                        83,832,656   -    31,767,484